RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 182,128,114	$ 176,881,841
Loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	182,128,114	176,881,841
Loan portfolio | Colombia, Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	113,031,686	109,858,751
Loan portfolio | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	69,096,428	67,023,090
Commercial loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	91,306,719	92,550,025
Commercial loans | Colombia, Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	55,647,778	57,651,220
Commercial loans | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	35,658,941	34,898,805
Loans to consumers
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	59,587,929	55,200,581
Loans to consumers | Colombia, Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	39,382,167	35,848,422
Loans to consumers | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	20,205,762	19,352,159
Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	18,661,389	17,279,362
Mortgages | Colombia, Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	7,547,978	6,672,423
Mortgages | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	11,113,411	10,606,939
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	410,320	425,697
Microcredit | Colombia, Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	410,320	425,697
Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	12,161,757	11,426,176
Financial leasing | Colombia, Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	10,043,443	9,260,989
Financial leasing | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 2,118,314	$ 2,165,187